Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	85.00%	84.00%	82.00%
Carrier and Its Affiliates | Supplier Concentration Risk
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	$ 63,000	$ 85,000
Revenues from sales to Carrier and its affiliates	$ 56,000	$ 62,000	$ 38,000
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	62.00%	62.00%	61.00%
Moss & Associates LLC | Customary Payments for Remodeling of Corporate Headquarters
Related Party Transaction [Line Items]
Payment for related party transaction	$ 291
Payable for related party transaction	$ 109